Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
July 31, 2025
SLCXK6-NPRT1-0925
1.9883972.108
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	7,671	18,337
Electro Optic Systems Holdings Ltd (a)	7,143	14,691
		33,028
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (a)	6,500	7,259
TOTAL AUSTRALIA		40,287
BAILIWICK OF GUERNSEY - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Super Group SGHC Ltd	10,000	107,500
CANADA - 1.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Lassonde Industries Inc Class A	145	22,473
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	1,545	40,576
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	417	12,735
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	13,654	33,702
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (a)(b)	1,391	53,960
TOTAL INFORMATION TECHNOLOGY		87,662

Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States)	1,802	70,350
TOTAL CANADA		233,796
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Banks - 0.0%
Accelerant Holdings Class A (a)	48	1,321
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)	500	11,135
ISRAEL - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.6%
Next Vision Stabilized Systems Ltd	2,299	94,534
Semiconductors & Semiconductor Equipment - 0.7%
Nova Ltd (a)	398	104,511
Software - 0.3%
Cellebrite DI Ltd (a)	3,720	52,006
TOTAL ISRAEL		251,051
ITALY - 0.5%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Sanlorenzo SpA/Ameglia	2,400	81,071
JAPAN - 1.3%
Industrials - 1.3%
Machinery - 0.6%
Sumitomo Heavy Industries Ltd	4,571	101,232
Professional Services - 0.7%
BayCurrent Inc	1,773	101,806
TOTAL JAPAN		203,038
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Merus NV (a)	570	37,757
Newamsterdam Pharma Co NV (a)	729	15,899

TOTAL NETHERLANDS		53,656
PUERTO RICO - 1.1%
Financials - 1.1%
Financial Services - 1.1%
EVERTEC Inc	4,665	168,640
SWEDEN - 0.4%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Asmodee Group AB B Shares	4,930	62,267
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	1,029	78,760
THAILAND - 2.0%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Fabrinet (a)	925	299,450
UNITED STATES - 89.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc/DEL Class A (a)(c)	6,792	0
Consumer Discretionary - 14.2%
Diversified Consumer Services - 5.3%
Grand Canyon Education Inc (a)	2,898	488,690
Laureate Education Inc (a)	14,171	320,264
		808,954
Hotels, Restaurants & Leisure - 0.8%
Pursuit Attractions and Hospitality Inc (a)(d)	3,812	115,275
Household Durables - 2.3%
Installed Building Products Inc	803	162,439
KB Home	1,648	91,068
Tri Pointe Homes Inc (a)(d)	3,097	95,388
		348,895
Leisure Products - 2.3%
YETI Holdings Inc (a)	9,643	354,284
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (a)	280	26,886
American Eagle Outfitters Inc	15,328	165,542
Warby Parker Inc Class A (a)	600	14,370
		206,798
Textiles, Apparel & Luxury Goods - 2.2%
Crocs Inc (a)	2,266	225,988
Steven Madden Ltd	4,862	116,712
		342,700
TOTAL CONSUMER DISCRETIONARY		2,176,906

Consumer Staples - 4.7%
Consumer Staples Distribution & Retail - 4.0%
Grocery Outlet Holding Corp (a)	8,088	106,519
Innovative Food Holdings Inc (a)	17,349	20,819
Performance Food Group Co (a)	4,726	474,490
		601,828
Tobacco - 0.7%
Turning Point Brands Inc (d)	1,374	113,960
TOTAL CONSUMER STAPLES		715,788

Energy - 4.0%
Energy Equipment & Services - 1.7%
Cactus Inc Class A	2,670	112,968
Kodiak Gas Services Inc	3,720	120,268
Solaris Energy Infrastructure Inc Class A	700	22,868
		256,104
Oil, Gas & Consumable Fuels - 2.3%
Core Natural Resources Inc	1,458	107,615
Gulfport Energy Corp (a)	848	147,663
Northern Oil & Gas Inc	3,625	102,080
		357,358
TOTAL ENERGY		613,462

Financials - 19.4%
Banks - 9.4%
Connectone Bancorp Inc	4,839	111,442
CVB Financial Corp	5,225	97,655
Eastern Bankshares Inc	10,005	154,577
First Bancorp/Southern Pines NC	2,332	116,810
FNB Corp/PA	8,724	133,652
Old National Bancorp/IN	9,551	201,622
SouthState Corp	1,878	176,851
Synovus Financial Corp	1,143	53,995
Webster Financial Corp	3,726	214,804
Western Alliance Bancorp	2,264	175,596
		1,437,004
Capital Markets - 3.2%
MarketAxess Holdings Inc	360	73,980
Perella Weinberg Partners Class A (d)	9,664	192,700
Stifel Financial Corp	1,914	218,426
		485,106
Consumer Finance - 2.0%
FirstCash Holdings Inc	1,256	167,412
SLM Corp	4,715	149,937
		317,349
Insurance - 4.8%
Baldwin Insurance Group Inc/The Class A (a)(d)	10,999	405,203
Primerica Inc	1,003	266,427
Selective Insurance Group Inc	828	64,559
		736,189
TOTAL FINANCIALS		2,975,648

Health Care - 9.0%
Biotechnology - 3.6%
ADMA Biologics Inc (a)	1,905	35,624
Bridgebio Pharma Inc (a)	930	43,961
Catalyst Pharmaceuticals Inc (a)	4,280	91,293
Celldex Therapeutics Inc (a)	1,237	27,189
Cogent Biosciences Inc (a)	2,631	30,046
Crinetics Pharmaceuticals Inc (a)	1,267	36,224
Dianthus Therapeutics Inc (a)	709	14,655
Immunovant Inc (a)(d)	1,405	22,592
Mirum Pharmaceuticals Inc (a)	250	12,920
MoonLake Immunotherapeutics Class A (a)	434	21,891
Nurix Therapeutics Inc (a)	747	8,411
Nuvalent Inc Class A (a)	657	51,476
Rhythm Pharmaceuticals Inc (a)	412	35,115
Soleno Therapeutics Inc (a)	410	35,453
Spyre Therapeutics Inc (a)	724	12,286
Upstream Bio Inc	827	12,661
Vaxcyte Inc (a)	880	29,876
Viking Therapeutics Inc (a)	321	10,455
Viridian Therapeutics Inc (a)	1,491	26,122
		558,250
Health Care Equipment & Supplies - 3.8%
Artivion Inc (a)	1,252	38,699
Ceribell Inc	2,238	32,227
Glaukos Corp (a)	53	4,563
Haemonetics Corp (a)	700	51,828
Lantheus Holdings Inc (a)	1,833	130,492
Masimo Corp (a)	452	69,513
Merit Medical Systems Inc (a)	1,248	105,905
Penumbra Inc (a)	227	57,265
TransMedics Group Inc (a)(d)	750	89,228
		579,720
Health Care Providers & Services - 1.4%
BrightSpring Health Services Inc (a)	3,291	67,959
Ensign Group Inc/The	884	132,600
PACS Group Inc (a)	1,300	14,378
		214,937
Pharmaceuticals - 0.2%
Enliven Therapeutics Inc (a)	1,351	25,412
TOTAL HEALTH CARE		1,378,319

Industrials - 19.8%
Aerospace & Defense - 2.8%
Cadre Holdings Inc	1,939	64,123
Karman Holdings Inc	800	41,360
Leonardo DRS Inc	1,740	72,384
Mercury Systems Inc (a)	1,256	66,053
V2X Inc (a)	4,003	189,662
		433,582
Air Freight & Logistics - 0.7%
Hub Group Inc Class A	3,100	108,562
Building Products - 1.0%
CSW Industrials Inc	141	36,587
Tecnoglass Inc	1,465	114,314
		150,901
Construction & Engineering - 4.4%
Construction Partners Inc Class A (a)	1,322	133,324
IES Holdings Inc (a)(d)	986	348,127
Limbach Holdings Inc (a)	788	107,956
WillScot Holdings Corp	3,153	92,540
		681,947
Ground Transportation - 1.1%
Knight-Swift Transportation Holdings Inc	3,160	134,300
Saia Inc (a)	125	37,780
		172,080
Machinery - 1.3%
Hillman Solutions Corp Class A (a)	13,209	104,219
REV Group Inc	1,834	90,875
		195,094
Professional Services - 7.8%
Cbiz Inc (a)(d)	6,770	413,783
ExlService Holdings Inc (a)	2,598	112,831
Genpact Ltd	9,908	436,448
KBR Inc	4,752	222,108
		1,185,170
Trading Companies & Distributors - 0.7%
Herc Holdings Inc (d)	943	110,152
TOTAL INDUSTRIALS		3,037,488

Information Technology - 8.4%
Communications Equipment - 0.7%
Ciena Corp (a)	961	89,220
Lumentum Holdings Inc (a)	143	15,741
		104,961
Electronic Equipment, Instruments & Components - 5.3%
Belden Inc	526	65,040
Insight Enterprises Inc (a)	2,663	315,779
PAR Technology Corp (a)	616	37,439
Sanmina Corp (a)	2,338	271,302
TD SYNNEX Corp	777	112,191
		801,751
IT Services - 1.0%
ASGN Inc (a)	3,204	160,649
Semiconductors & Semiconductor Equipment - 1.0%
Diodes Inc (a)	1,000	49,370
Penguin Solutions Inc (a)	4,548	107,196
		156,566
Software - 0.4%
Weave Communications Inc (a)	7,658	55,903
TOTAL INFORMATION TECHNOLOGY		1,279,830

Materials - 5.7%
Chemicals - 3.9%
Element Solutions Inc	6,897	162,769
Hawkins Inc	837	136,665
Perimeter Solutions Inc (d)	18,155	292,841
		592,275
Construction Materials - 1.4%
Eagle Materials Inc	386	86,576
Knife River Corp (a)	1,513	124,792
		211,368
Metals & Mining - 0.4%
Carpenter Technology Corp	260	64,841
TOTAL MATERIALS		868,484

Real Estate - 3.4%
Health Care REITs - 0.2%
CareTrust REIT Inc	1,275	40,544
Industrial REITs - 0.5%
Terreno Realty Corp	1,306	72,470
Real Estate Management & Development - 1.2%
Compass Inc Class A (a)	22,438	178,158
Retail REITs - 1.2%
Acadia Realty Trust	5,834	109,213
Tanger Inc	2,304	69,166
		178,379
Specialized REITs - 0.3%
Four Corners Property Trust Inc	2,095	52,878
TOTAL REAL ESTATE		522,429

Utilities - 0.5%
Gas Utilities - 0.5%
Southwest Gas Holdings Inc	1,032	80,640
TOTAL UNITED STATES		13,648,994
TOTAL COMMON STOCKS (Cost $12,971,979)		15,240,966

Money Market Funds - 12.9%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $1,980,064)	4.33	1,979,866	1,980,064

TOTAL INVESTMENT IN SECURITIES - 112.4% (Cost $14,952,043)	17,221,030
NET OTHER ASSETS (LIABILITIES) - (12.4)%	(1,896,113)
NET ASSETS - 100.0%	15,324,917

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $72,297 or 0.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	213,944	2,190,600	2,404,544	2,222	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	1,439,089	5,240,924	4,699,949	334	-	-	1,980,064	1,979,866	0.0%
Total	1,653,033	7,431,524	7,104,493	2,556	-	-	1,980,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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